Consolidated Statements of Operations (FY) - USD ($)	3 Months Ended				6 Months Ended					12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017	Mar. 22, 2017	Dec. 31, 2016	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015
Statements of Operations [Abstract]
Sales revenue						$ 466,267		$ 221,178	$ 159,556	$ 704,832	$ 491,312
Operating expenses:
Selling expenses	$ 50,090			$ 0	$ 84,855	450	$ 0	0	0	0	0
General and administrative	452,776			242,277	884,311	806,332	411,596	282,011	243,038	693,606	469,276
Total operating expenses	502,866			242,277	969,166	806,782	411,596	282,011	243,038	693,606	469,276
Income (loss) from operations	(240,693)			14,108	(475,478)	(340,515)	72,058	(60,833)	(83,482)	11,226	22,036
Other income (expense):
Interest expense	0			0	(29)	(220)	0	0	0	0	0
Other income	57			0	5,057	0	1,438			1,438	0
Other income (expense), net	57			0	5,028	(220)	1,438	0	0	1,438	0
Net income (loss)	$ (240,636)	$ (232,380)	$ (108,355)	$ 14,108	$ (470,450)	$ (340,735)	$ 73,496	$ (60,833)	$ (83,482)	$ 12,664	$ 22,036
Earnings (loss) per common share:
Basic and diluted (in dollars per share)	$ (0.01)			$ 0	$ (0.01)	$ (0.01)	$ 0	$ 0	$ 0	$ 0	$ 0
Weighted average common shares outstanding:
Basic and diluted (in shares)	38,380,663			26,160,000	38,312,511	32,570,967	26,160,000	26,160,000	26,160,000	26,160,000	26,160,000